BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets [Abstract]
Cash	$ 16,146,000	$ 113,353,000
Prepaid expenses	2,960,000	330,000
Total current assets	21,091,000	113,944,000
Total assets	349,996,000	153,746,000
Liabilities and Equity [Abstract]
Total current liabilities	14,720,000	1,345,000
Total liabilities	83,073,000	9,620,000
Commitments and Contingencies (Note 6)
Shareholders’ Deficit:
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 143,750 and no shares issued and outstanding as of December 31, 2021 and 2020, respectively (excluding 14,375,000 and no shares subject to redemption as of December 31, 2021 and 2020, respectively)	2,000	1,000
Additional paid in capital	331,074,000	167,052,000
Accumulated deficit	(62,606,000)	(22,549,000)
Stockholders' Equity Attributable to Parent	266,923,000	144,126,000
Total liabilities and shareholders' equity	349,996,000	153,746,000
Agrico Acquisition Corp.
Assets [Abstract]
Cash	664,428	0
Prepaid expenses	6,083
Total current assets	670,511	0
Cash and marketable securities held in Trust Account	146,644,675	0
Deferred offering costs	0	96,594
Total assets	147,315,186	96,594
Liabilities and Equity [Abstract]
Accrued offering costs and expenses	129,068	50,000
Due to related party	73,795	56,266
Total current liabilities	202,863	106,266
Deferred underwriters’ fee	5,031,250	0
Total liabilities	5,234,113	106,266
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, 14,375,000 Class A ordinary shares at redemption value of $10.20 per share	146,625,000	0
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 143,750 and no shares issued and outstanding as of December 31, 2021 and 2020, respectively (excluding 14,375,000 and no shares subject to redemption as of December 31, 2021 and 2020, respectively)	14	0
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 3,593,750 issued and outstanding as of March 31, 2022 and December 31, 2021	359	0
Accumulated deficit	(4,544,300)	(9,672)
Stockholders' Equity Attributable to Parent	(4,543,927)	(9,672)
Total liabilities and shareholders' equity	$ 147,315,186	$ 96,594